Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepaid Expenses and Other Assets [Abstract]
Prepaid insurance	$ 12,456	$ 167,500
Prepaid expenses	712,144	624,679
Trading receivables	6,368,280	8,214,295
Other assets	590,448	590,447
Prepaid expenses and other assets	$ 7,683,328	$ 9,596,921